Stock Compensation Plans - Weighted-Average Underlying Assumptions Used to Determine Fair Value of Stock Options Granted (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	1.90%	[1]	2.00%	1.00%
Expected dividend yield	0.00%	[1]	0.00%	0.00%
Expected volatility	82.30%	[1]	85.50%	92.20%
Expected term (in years)	6 years 1 month 6 days		6 years 1 month 6 days	6 years 1 month 6 days

[1]	The Company did not issue any stock options during the nine months ended September 30, 2013.